Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	11. Cash and cash equivalents
	December 31, 2019	December 31, 2018
Cash in bank accounts	1,383,182	5,392,599
Cash on hand	1,538	608
Total cash and cash equivalents	1,384,720	5,393,207